Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	CONSUMER DISCRETIONARY — 9.9%
113	America's Car-Mart, Inc.*	$6,367
163	Aramark	3,255
101	Bright Horizons Family Solutions, Inc.*	10,302
251	Brunswick Corp.	8,878
980	Callaway Golf Co.	10,016
50	Deckers Outdoor Corp.*	6,700
296	Hooker Furniture Corp.	4,620
577	LKQ Corp.*	11,834
75	Pool Corp.	14,758
219	PulteGroup, Inc.	4,888
151	Service Corp. International	5,906
223	ServiceMaster Global Holdings, Inc.*	6,021
38	Vail Resorts, Inc.	5,613
		99,158
	CONSUMER STAPLES — 2.1%
481	BJ's Wholesale Club Holdings, Inc.*	12,251
98	Lamb Weston Holdings, Inc.	5,596
182	U.S. Foods Holding Corp.*	3,223
		21,070
	ENERGY — 0.5%
223	DMC Global, Inc.	5,131
	FINANCIALS — 11.9%
728	Amalgamated Bank - Class A	7,877
106	American Financial Group, Inc.	7,428
175	Axis Capital Holdings, Ltd.[1]	6,764
323	Cannae Holdings, Inc.*	10,817
535	ConnectOne Bancorp, Inc.	7,190
873	First Foundation, Inc.	8,922
88	Globe Life, Inc.	6,333
317	HomeStreet, Inc.	7,047
151	LPL Financial Holdings, Inc.	8,219
509	PacWest Bancorp	9,121
40	Reinsurance Group of America, Inc.	3,366
944	Valley National Bancorp	6,901
301	Voya Financial, Inc.	12,206
174	Walker & Dunlop, Inc.	7,007
190	Western Alliance Bancorp	5,816
125	Wintrust Financial Corp.	4,108
		119,122
	HEALTH CARE — 20.1%
177	AMN Healthcare Services Inc*	10,232

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
148	Aprea Therapeutics, Inc.*	$5,144
473	Avenue Therapeutics, Inc.*	4,229
209	Avrobio, Inc.*	3,252
163	Bruker Corp.	5,845
460	Cellectis S.A. - ADR*	4,232
1,629	Cerus Corp.*	7,575
90	Charles River Laboratories International, Inc.*	11,359
26	Chemed Corp.	11,263
112	Emergent BioSolutions, Inc.*	6,480
163	Encompass Health Corp.	10,437
266	Globus Medical, Inc., Class A*	11,313
309	Halozyme Therapeutics, Inc.*	5,559
106	Hill–Rom Holdings, Inc.	10,664
92	ICON PLC*,1	12,512
74	ICU Medical, Inc.*	14,931
56	LHC Group, Inc.*	7,851
56	Ligand Pharmaceuticals, Inc.*	4,072
114	LivaNova PLC*,1	5,159
544	NextGen Healthcare, Inc.*	5,679
144	Omnicell, Inc.*	9,444
399	Premier, Inc. - Class A*	13,055
35	Reata Pharmaceuticals, Inc. - Class A*	5,052
111	West Pharmaceutical Services, Inc.	16,900
		202,239
	INDUSTRIALS — 17.9%
145	Brink's Co.	7,547
281	Chart Industries, Inc.*	8,143
228	Columbus McKinnon Corp.	5,700
106	Generac Holdings, Inc.*	9,876
313	Gibraltar Industries, Inc.*	13,434
381	Harsco Corp.*	2,656
115	HEICO Corp. - Class A	7,349
100	Hexcel Corp.	3,719
422	Hillenbrand, Inc.	8,064
104	IAA, Inc.*	3,116
106	IDEX Corp.	14,640
426	Ingersoll-Rand PLC*	10,565
142	John Bean Technologies Corp.	10,546
73	Kadant, Inc.	5,449
224	Mercury Systems, Inc.*	15,980
72	Nordson Corp.	9,725
67	Teledyne Technologies, Inc.*	19,917
953	Titan Machinery, Inc.*	8,282
103	United Rentals, Inc.*	10,599

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
47	Valmont Industries, Inc.	$4,981
		180,288
	INFORMATION TECHNOLOGY — 19.4%
173	Cognex Corp.	7,304
47	Coherent, Inc.*	5,001
105	Euronet Worldwide, Inc.*	9,001
63	Everbridge, Inc.*	6,701
244	FARO Technologies, Inc.*	10,858
669	FireEye, Inc.*	7,078
253	FLIR Systems, Inc.	8,068
1,144	Infinera Corp.*	6,063
191	LivePerson, Inc.*	4,345
71	Lumentum Holdings, Inc.*	5,233
410	Marvell Technology Group Ltd.[1]	9,278
262	NETGEAR, Inc.*	5,984
848	ON Semiconductor Corp.*	10,549
63	Paylocity Holding Corp.*	5,564
387	Perficient, Inc.*	10,484
258	PROS Holdings, Inc.*	8,006
236	SS&C Technologies Holdings, Inc.	10,341
107	SYNNEX Corp.	7,822
449	Trimble, Inc.*	14,292
53	Tyler Technologies, Inc.*	15,718
626	Unisys Corp.*	7,731
223	ViaSat, Inc.*	8,010
268	WNS Holdings Ltd. ADR*	11,519
		194,950
	MATERIALS — 2.4%
233	Ingevity Corp.*	8,201
126	Minerals Technologies, Inc.	4,569
130	Reliance Steel & Aluminum Co.	11,387
		24,157
	REAL ESTATE — 11.2%
334	American Campus Communities, Inc. - REIT	9,269
374	Americold Realty Trust - REIT	12,731
123	Camden Property Trust - REIT	9,747
204	CyrusOne, Inc. - REIT	12,597
393	Duke Realty Corp., REIT	12,725
330	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	6,735
98	Jones Lang LaSalle, Inc.	9,896
713	Physicians Realty Trust - REIT	9,939
299	Rafael Holdings, Inc. - Class B*	3,830

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
62	Ryman Hospitality Properties Inc	$2,223
420	STAG Industrial, Inc. - REIT	9,458
106	Sun Communities, Inc. - REIT	13,234
		112,384
	UTILITIES — 4.1%
239	California Water Service Group	12,026
351	Essential Utilities, Inc.	14,286
201	Spire, Inc.	14,971
		41,283
	TOTAL COMMON STOCKS
	(Cost $1,232,176)	999,782

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$32,653	UMB Money Market Fiduciary, 0.25%[2]	32,653
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,653)	32,653
	TOTAL INVESTMENTS — 102.8%
	(Cost $1,264,829)	1,032,435
	Liabilities in Excess of Other Assets — (2.8)%	(27,746)
	NET ASSETS — 100.0%	$1,004,689

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.